Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
A summary of stock option activity is as follows (in thousands, except per share amounts and years):

	Options Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balances as of December 31, 2018	2,190	20,578	$1.27	7.4
Options authorized	7,203	—
Options granted	(6,897)	6,897	2.77
Options exercised	—	(966)	0.82
Options cancelled and forfeited	1,598	(1,598)	2.09
Balances as of December 31, 2019	4,094	24,911	$1.65	7.1	$34,776
Options authorized	1,801	—
Options granted(1)	(11,258)	11,258	2.08
Options exercised	—	(907)	0.85
Options cancelled and forfeited(1)	10,562	(10,562)	2.67
Balances as of December 31, 2020	5,199	24,700	$1.45	6.4	$83,570
'Options vested and exercisable –December 31, 2020		17,262	$1.20	5.5	$62,719
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(1)Includes options that were canceled and re-granted as part of the option repricing modification, as further discussed below.
A summary of stock option activity is as follows (in thousands, except per share amounts and years):

	Options Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balances as of December 31, 2020	4,330	20,574	$1.74	6.4	$83,570
Retroactive application of reverse recapitalization	869	4,126
Balance as of December 31, 2020, as converted	5,199	24,700	$1.45	6.4	$83,570
Options authorized	17,200
Options exercised	—	(2,881)	1.08
Options cancelled in connection with termination of 2011 Plan	(7,005)
Options cancelled and forfeited	1,864	(1,864)	2.68
Balances as of September 30, 2021	17,258	19,955	$1.53	6.1	$240,692
Options vested and exercisable – September 30, 2021		15,369	$1.36	5.5	$187,904

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table presents the range of assumptions used to estimate the fair value of options granted during the periods presented:

Year Ended December 31
	2018	2019	2020
Risk-free interest rate	2.34% - 3.08%	1.38% - 2.60%	0.24% - 1.43%
Expected term (years)	3.09 - 6.97	4.51 - 6.75	3.99 - 6.80
Volatility	44.5% - 50.6%	44.5% - 46.3%	49.0% - 54.8%
Dividend yield	—%	—%	—%

Schedule of stock-based compensation expense
The following table summarizes stock-based compensation expense recorded in each component of costs and expenses in the Company’s consolidated statements of operations for the presented periods (in thousands):

	Year Ended December 31
	2018	2019	2020
Operations and support	$206	$277	$299
Marketing	181	301	397
Product development	2,391	1,486	1,873
General and administrative	3,904	2,003	2,972
Total stock-based compensation expense	$6,682	$4,067	$5,541
The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s condensed consolidated statements of operations for the presented periods (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operations and support	$43	$100	$144	$261
Marketing	71	123	238	348
Product development	287	510	981	1,459
General and administrative	593	1,056	1,779	2,200
Total stock-based compensation expense	$994	$1,789	$3,142	$4,268